Regulatory Capital Requirements (Details) - Reportable Legal Entities - USD ($) $ in Thousands	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
TW SEF
Regulatory Capital Requirements
Financial Resources	$ 30,137	$ 31,232
Required Financial Resources	10,500	10,500
Excess Financial Resources	19,637	20,732
Liquid Financial Assets	16,961	16,662
Required Liquid Financial Assets	5,250	5,250
Excess Liquid Financial Assets	11,711	11,412
DW SEF
Regulatory Capital Requirements
Financial Resources	15,032	17,837
Required Financial Resources	5,589	5,169
Excess Financial Resources	9,443	12,668
Liquid Financial Assets	8,719	11,888
Required Liquid Financial Assets	2,795	2,585
Excess Liquid Financial Assets	$ 5,924	9,303
Tradeweb Markets LLC | Successor | TWL
Regulatory Capital Requirements
Regulatory Capital		18,986
Regulatory Capital Requirement		2,698
Excess Regulatory Capital		16,288
Tradeweb Markets LLC | Successor | DW
Regulatory Capital Requirements
Regulatory Capital		41,164
Regulatory Capital Requirement		1,803
Excess Regulatory Capital		39,361
Tradeweb Markets LLC | Successor | TWD
Regulatory Capital Requirements
Regulatory Capital		24,042
Regulatory Capital Requirement		599
Excess Regulatory Capital		23,443
Tradeweb Markets LLC | Successor | TEL
Regulatory Capital Requirements
Regulatory Capital		46,157
Regulatory Capital Requirement		17,493
Excess Regulatory Capital		28,664
Tradeweb Markets LLC | Successor | TWJ
Regulatory Capital Requirements
Regulatory Capital		10,592
Regulatory Capital Requirement		3,413
Excess Regulatory Capital		7,179
Tradeweb Markets LLC | Successor | TW SEF
Regulatory Capital Requirements
Financial Resources		31,232
Required Financial Resources		10,500
Excess Financial Resources		20,732
Liquid Financial Assets		16,662
Required Liquid Financial Assets		5,250
Excess Liquid Financial Assets		11,412
Tradeweb Markets LLC | Successor | DW SEF
Regulatory Capital Requirements
Financial Resources		17,837
Required Financial Resources		5,169
Excess Financial Resources		12,668
Liquid Financial Assets		11,888
Required Liquid Financial Assets		2,585
Excess Liquid Financial Assets		$ 9,303
Tradeweb Markets LLC | Predecessor | TWL
Regulatory Capital Requirements
Regulatory Capital			$ 22,551
Regulatory Capital Requirement			1,589
Excess Regulatory Capital			20,962
Tradeweb Markets LLC | Predecessor | DW
Regulatory Capital Requirements
Regulatory Capital			35,546
Regulatory Capital Requirement			1,612
Excess Regulatory Capital			33,934
Tradeweb Markets LLC | Predecessor | TWD
Regulatory Capital Requirements
Regulatory Capital			16,965
Regulatory Capital Requirement			378
Excess Regulatory Capital			16,587
Tradeweb Markets LLC | Predecessor | TEL
Regulatory Capital Requirements
Regulatory Capital			31,509
Regulatory Capital Requirement			18,034
Excess Regulatory Capital			13,475
Tradeweb Markets LLC | Predecessor | TWJ
Regulatory Capital Requirements
Regulatory Capital			5,326
Regulatory Capital Requirement			961
Excess Regulatory Capital			4,365
Tradeweb Markets LLC | Predecessor | TW SEF
Regulatory Capital Requirements
Financial Resources			23,349
Required Financial Resources			10,500
Excess Financial Resources			12,849
Liquid Financial Assets			14,084
Required Liquid Financial Assets			5,250
Excess Liquid Financial Assets			8,834
Tradeweb Markets LLC | Predecessor | DW SEF
Regulatory Capital Requirements
Financial Resources			20,069
Required Financial Resources			5,875
Excess Financial Resources			14,194
Liquid Financial Assets			13,865
Required Liquid Financial Assets			2,893
Excess Liquid Financial Assets			$ 10,972